Note 15 - Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31,
	2015	2016	2017
	Basic EPS	Basic EPS	Basic EPS
Net income	$143,764	$81,702	$72,876
Less: paid and accrued earnings allocated to Preferred Stock	(17,903)	(21,063)	(21,063)
Net income available to common stockholders	125,861	60,639	51,813
Weighted average number of common shares, basic and diluted	75,027,474	77,243,252	100,527,907
Earnings per common share, basic and diluted	$1.68	$0.79	$0.52